Investments in Real Estate - Related Loan and Securities (Details)						6 Months Ended
	Jul. 08, 2021 EXTENSIONOPTION	Feb. 21, 2021 USD ($) UNIT CLASS	Feb. 02, 2021 USD ($) UNIT	Jul. 09, 2020	Sep. 04, 2019 USD ($) ft²	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 14, 2021 USD ($) ROOM	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 14, 2019 USD ($) ROOM
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Financial Instruments, Owned, Mortgages, Mortgage-backed and Asset-backed Securities, at Fair Value						$ 3,900,000	$ 29,400,000
Financial Instruments, Owned, Mortgages, Mortgage-Backed And Asset-Backed Securities, At Fair Value, Gain (Loss)						1,000,000.0
Interest Income, Securities, Mortgage Backed						300,000	$ 400,000
Financial Instruments, Owned, Mortgages, Mortgage-Backed and Asset-Backed Securities, Principal Payments Received						200,000
Real Estate Notes Receivable, Face Amount						63,755,436			$ 50,000,000	$ 50,000,000
Montgomery 111
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Notes Receivable, Face Amount						2,729,835
Payments to Acquire Loans Held-for-investment			$ 4,100,000
Number of Units in Real Estate Property | UNIT			156
The Avery Senior Loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Notes Receivable, Face Amount						8,981,021
Payments to Acquire Loans Held-for-investment		$ 10,300,000
Number of Units in Real Estate Property | UNIT		548
Atlantis Mezzanine Loan [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Notes Receivable, Face Amount						25,000,000		$ 25	25,000,000	25,000,000	$ 25,000,000
Real Estate Investment, Number Of Rooms | ROOM								2,917			2,917
Real Estate Notes Receivable, Number Of Extension Options | EXTENSIONOPTION	3
Real Estate Notes Receivable, Extension Option Term	12 months			12 months
IMC/AMC Bond Investment [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Notes Receivable, Face Amount					$ 25,000,000	25,000,000			$ 25,000,000	$ 25,000,000
Area of Real Estate Property | ft²					14.4
The Avery Mezzanine Loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Notes Receivable, Face Amount						$ 2,044,580
Payments to Acquire Loans Held-for-investment		$ 2,300,000
Number of Units in Real Estate Property | CLASS		548
London Interbank Offered Rate (LIBOR) [Member] | Montgomery 111
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loans Receivable, Basis Spread on Variable Rate			7.00%			7.00%
London Interbank Offered Rate (LIBOR) [Member] | The Avery Senior Loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loans Receivable, Basis Spread on Variable Rate		7.30%				7.30%
London Interbank Offered Rate (LIBOR) [Member] | Atlantis Mezzanine Loan [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loans Receivable, Basis Spread on Variable Rate	6.67%			6.67%		6.67%			6.67%	6.67%
London Interbank Offered Rate (LIBOR) [Member] | IMC/AMC Bond Investment [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loans Receivable, Basis Spread on Variable Rate					6.15%	6.15%			6.15%	6.15%
London Interbank Offered Rate (LIBOR) [Member] | The Avery Mezzanine Loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loans Receivable, Basis Spread on Variable Rate		12.50%				12.50%
Borrowings To Finance Real Estate Loans Receivable [Member] | IMC/AMC Bond Investment [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Proceeds from Long-term Lines of Credit					$ 25,000,000